Average Annual Total Returns - FidelitySAIUSLargeCapIndexFund-PRO - FidelitySAIUSLargeCapIndexFund-PRO - Fidelity SAI U.S. Large Cap Index Fund	Sep. 29, 2022
Fidelity SAI U.S. Large Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.44%
Since Inception	19.01%
Fidelity SAI U.S. Large Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.61%
Past 5 years	17.30%
Since Inception	18.01%
Fidelity SAI U.S. Large Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.91%
Past 5 years	14.78%
Since Inception	15.47%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Since Inception	19.04%	[1]

[1]	A From February 2, 2016